Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 60,142	$ (719,583)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	45,360	108,052
Amortization of operating lease right-of-use assets		6,781
Loss on disposal of equipment		1,927
Stock-based compensation	43,868	68,249
Unrealized foreign exchange loss	(10)	154
Changes in operating assets and liabilities:
Accounts receivable	1,970,727	2,298,113
Prepaid expenses	(10,204)	(2,396)
Accounts payable and accrued liabilities	(1,618,388)	(2,360,393)
Net cash provided by (used in) operating activities	491,495	(599,096)
Cash flows from investing activities:
Acquisition of equipment	(5,718)	(4,006)
Long-term cash equivalent		16,463
Net cash (used in) provided by investing activities	(5,718)	12,457
Cash flows from financing activities:
Payments on operating lease liabilities		(7,604)
Net cash used in financing activities		(7,604)
Change in cash	485,777	(594,243)
Cash, beginning of period	2,780,517	1,469,224
Cash, end of period	3,266,294	874,981
Supplementary information:
Interest paid
Income taxes paid	$ 8,172	$ 15,431